ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION
1. ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION
Organization.
SMLP, a Delaware limited partnership, was formed in May 2012 and began operations in October 2012. SMLP is a value-oriented limited partnership focused on developing, owning and operating midstream energy infrastructure assets that are strategically located in unconventional resource basins, primarily shale formations, in the continental United States. Our business activities are conducted through various operating subsidiaries, each of which is owned or controlled by our wholly owned subsidiary holding company, Summit Holdings, a Delaware limited liability company. References to the “Partnership,” “we,” or “our” refer collectively to SMLP and its subsidiaries.
As described further in Note 17, the Partnership closed on its Purchase Agreement (the “Purchase Agreement”) with affiliates of Energy Capital Partners II, LLC, a Delaware limited liability company (“ECP”) on May 28, 2020 to acquire all the outstanding limited liability company interests of Summit Midstream Partners, LLC a Delaware limited liability company (“Summit Investments”). We refer to the transactions contemplated by the Purchase Agreement as the (“GP
Buy-In
Transaction”). As a result of the GP
Buy-In
Transaction, the Partnership now indirectly owns its own general partner, Summit Midstream Partners GP, LLC (the “General Partner”), an entity controlled by Summit Investments.
Under GAAP, the GP
Buy-In
Transaction was deemed a transaction among entities under common control with a change in reporting entity. Although SMLP is the surviving entity for legal purposes, Summit Investments is the surviving entity for accounting purposes; therefore, the historical financial results included herein prior to the GP
Buy-In
Transaction are those of Summit Investments. Prior to the GP
Buy-In
Transaction, Summit Investments controlled SMLP and SMLP’s financial statements were consolidated into Summit Investments.
Business Operations.
We provide natural gas gathering, compression, treating and processing services as well as crude oil and produced water gathering services pursuant to primarily long-term, fee-based
agreements with our customers. Our results are primarily driven by the volumes of natural gas that we gather, compress, treat and/or process as well as by the volumes of crude oil and produced water that we gather. We are the owner-operator of, or have significant ownership interests in, the following gathering and transportation systems:

•	Summit Utica, a natural gas gathering system operating in the Appalachian Basin, which includes the Utica and Point Pleasant shale formations in southeastern Ohio;

•
Ohio Gathering, a natural gas gathering system and a condensate stabilization facility operating in the Appalachian Basin, which includes the Utica and Point Pleasant shale formations in southeastern Ohio;

•
Polar and Divide, a crude oil and produced water gathering system and transmission pipeline operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

•	Bison Midstream, an associated natural gas gathering system operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

•
Niobrara G&P, an associated natural gas gathering and processing system operating in the DJ Basin, which includes the Niobrara and Codell shale formations in northeastern Colorado and southeastern Wyoming;

•	Summit Permian, an associated natural gas gathering and processing system operating in the northern Delaware Basin, which includes the Wolfcamp and Bone Spring formations, in southeastern New Mexico;

•
Double E, a 1.35 Bcf/d natural gas transmission pipeline that is under development and will provide transportation service from multiple receipt points in the Delaware Basin to various delivery points in and around the Waha Hub in Texas;

•	Grand River, a natural gas gathering and processing system operating in the Piceance Basin, which includes the Mesaverde formation and the Mancos and Niobrara shale formations in western Colorado;

1. ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION
Organization.
SMLP, a Delaware limited partnership, was formed in May 2012 and began operations in October 2012. SMLP is a growth-oriented limited partnership focused on developing, owning and operating midstream energy infrastructure assets that are strategically located in unconventional resource basins, primarily shale formations, in the continental United States. Our business activities are conducted through various operating subsidiaries, each of which is owned or controlled by our wholly owned subsidiary holding company, Summit Holdings, a Delaware limited liability company. References to the “Partnership,” “we,” or “our” refer collectively to SMLP and its subsidiaries.
As described further in Note 19, the Partnership closed on its Purchase Agreement (the “Purchase Agreement”) with affiliates of Energy Capital Partners II, LLC, a Delaware limited liability company (“ECP”) on May 28, 2020 to acquire all the outstanding limited liability company interests of Summit Midstream Partners, LLC a Delaware limited liability company (“Summit Investments”). We refer to the transactions contemplated by the Purchase Agreement as the (“GP
Buy-In
Transaction”). As a result of the GP
Buy-In
Transaction, the Partnership now indirectly owns its own general partner, Summit Midstream Partners GP, LLC (the “General Partner”), an entity controlled by Summit Investments.
Under GAAP, the GP
Buy-In
Transaction was deemed a transaction among entities under common control with a change in reporting entity. Although SMLP is the surviving entity for legal purposes, Summit Investments is the surviving entity for accounting purposes; therefore, the historical financial results included herein prior to the GP
Buy-In
Transaction are those of Summit Investments. Prior to the GP
Buy-In
Transaction, Summit Investments controlled SMLP and SMLP’s financial statements were consolidated into Summit Investments.
Business Operations.
We provide natural gas gathering, compression, treating and processing services as well as crude oil and produced water gathering services pursuant to primarily long-term, fee-based
agreements with our customers. Our results are primarily driven by the volumes of natural gas that we gather, compress, treat and/or process as well as by the volumes of crude oil and produced water that we gather. We are the owner-operator of, or have significant ownership interests in, the following gathering and transportation systems:

•	Summit Utica, a natural gas gathering system operating in the Appalachian Basin, which includes the Utica and Point Pleasant shale formations in southeastern Ohio;

•
Ohio Gathering, a natural gas gathering system and a condensate stabilization facility operating in the Appalachian Basin, which includes the Utica and Point Pleasant shale formations in southeastern Ohio;

•
Polar and Divide, a crude oil and produced water gathering system and transmission pipeline operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

•	Bison Midstream, an associated natural gas gathering system operating in the Williston Basin, which includes the Bakken and Three Forks shale formations in northwestern North Dakota;

•
Niobrara G&P, an associated natural gas gathering and processing system operating in the DJ Basin, which includes the Niobrara and Codell shale formations in northeastern Colorado and southeastern Wyoming;

•	Summit Permian, an associated natural gas gathering and processing system operating in the northern Delaware Basin, which includes the Wolfcamp and Bone Spring formations, in southeastern New Mexico;

•
Double E, a 1.35 Bcf/d natural gas transmission pipeline that is under development and will provide transportation service from multiple receipt points in the Delaware Basin to various delivery points in and around the Waha Hub in Texas;

•	Grand River, a natural gas gathering and processing system operating in the Piceance Basin, which includes the Mesaverde formation and the Mancos and Niobrara shale formations in western Colorado;

•	DFW Midstream, a natural gas gathering system operating in the Fort Worth Basin, which includes the Barnett Shale formation in north-central Texas; and

•	Mountaineer Midstream, a natural gas gathering system operating in the Appalachian Basin, which includes the Marcellus Shale formation in northern West Virginia.
Until March 22, 2019, we owned Tioga Midstream, a crude oil, produced water and associated natural gas gathering system operating in the Williston Basin. Refer to Note 17 for details on the sale of Tioga Midstream.
In June 2019, in conjunction with the Double E Project, Summit Permian Transmission entered into a definitive joint venture agreement (the “Agreement”) with an affiliate of Double E’s foundation shipper (the “JV Partner”) to fund the capital expenditures associated with the Double E Project. Refer to Note 8 for additional details.
Other than our investments in Double E and Ohio Gathering, all of our business activities are conducted through wholly owned operating subsidiaries.
Presentation and Consolidation.
We prepare our consolidated financial statements in accordance with GAAP as established by the FASB. We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenues and expenses and the disclosure of commitments and contingencies. Although management believes these estimates are reasonable, actual results could differ from its estimates.
The consolidated financial statements include the assets, liabilities and results of operations of SMLP and its subsidiaries. All intercompany transactions among the consolidated entities have been eliminated in consolidation. Comprehensive income or loss is the same as net income or loss for all periods presented.
•	DFW Midstream, a natural gas gathering system operating in the Fort Worth Basin, which includes the Barnett Shale formation in north-central Texas; and

•	Mountaineer Midstream, a natural gas gathering system operating in the Appalachian Basin, which includes the Marcellus Shale formation in northern West Virginia.
Other than our investments in Double E and Ohio Gathering, all of our business activities are conducted through wholly owned operating subsidiaries.
Presentation and Consolidation.
We prepare our unaudited condensed consolidated financial statements in accordance with GAAP as established by the FASB. We make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates, including fair value measurements, the reported amounts of revenues and expenses and the disclosure of commitments and contingencies. Further, these estimates and other factors, including those outside of our control, such as the impact of lower commodity prices, may have a significant negative impact to our business, financial condition, results of operations and cash flows. Although management believes these estimates are reasonable, actual results could differ from its estimates.
These unaudited condensed consolidated financial statements have been prepared pursuant to the rules and the regulations of the SEC. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations. We believe that the disclosures made are adequate to make the information not misleading. In the opinion of management, the unaudited condensed consolidated financial statements contain all adjustments which are necessary to fairly present the unaudited condensed consolidated balance sheet as of March 31, 2020, the unaudited condensed consolidated statements of operations and statements of partners’ capital for the three months ended March 31, 2020 and 2019 and the unaudited condensed consolidated statements of cash flows for the three months ended March 31, 2020 and 2019. The balance sheet at December 31, 2019 included herein was derived from our audited financial statements, but does not include all disclosures required by GAAP. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto that are included in our annual report on Form
10-K
for the year ended December 31, 2019, as filed with the SEC on March 9, 2020 (the “2019 Annual Report”) in addition to the exhibits contained within this Form
8-K.
The results of operations for an interim period are not necessarily indicative of results expected for a full year.
Risks and Uncertainties.
We are closely monitoring the impact of the outbreak of
COVID-19
on all aspects of our business, including how it will impact our customers, employees, supply chain and distribution network. While
COVID-19
did not have a material adverse effect on our reported results for the first quarter of 2020, only one month of the quarter was affected by
COVID-19
and if the current conditions continue, subsequent quarters may reflect these conditions for a full quarter. We are unable to predict the ultimate impact that
COVID-19
may have on our business, future results of operations, financial position or cash flows.
The full extent to which our operations may be impacted by the
COVID-19
pandemic will depend largely on future developments, which are highly uncertain and cannot be accurately predicted, including new information which may emerge concerning the severity of the outbreak and actions by government authorities to contain the outbreak or treat its impact. Furthermore, the impacts of a potential worsening of global economic conditions and the continued disruptions to and volatility in the financial markets remain unknown.